Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Mar. 31, 2013
Employee Benefits Disclosure [Line Items]
Share-based compensation expense	$ 42	$ 39	$ 46
Share-based compensation expense included in selling and administrative expense	1,879	1,720	1,717
Share-based compensation expense included in cruise payroll and related expenses	1,859	1,742	1,723
Share-based compensation arrangement by share-based payment award additional percentage increase	25.00%
Fair value of market-based share award	4
Share-based compensation arrangement by share-based payment award additional percentage decrease	25.00%
Share-based awards, grant date fair value	42	52	53
Unrecognized compensation cost	42
Deferred Compensation, Share-based Payments
Employee Benefits Disclosure [Line Items]
Share-based compensation expense included in selling and administrative expense	39	36	42
Share-based compensation expense included in cruise payroll and related expenses	3	3	4
TBS Awards
Employee Benefits Disclosure [Line Items]
Weighted-average period over which cost is expected to be recognized	1 year 8 months
PBS Awards
Employee Benefits Disclosure [Line Items]
PBS awards earnings per share growth period	3 years	3 years	3 years
PBS award opportunity to earn, minimum	0.00%	0.00%	0.00%
PBS award opportunity to earn, maximum	150.00%	200.00%
Weighted-average period over which cost is expected to be recognized	2 years 6 months
MBS award
Employee Benefits Disclosure [Line Items]
Weighted-average period over which cost is expected to be recognized	3 years 5 months
Multiemployer Plans, Pension | MNOPF
Employee Benefits Disclosure [Line Items]
Funded percentage				85.00%
Special assessment invoice expensed in cruise payroll and related expense	15
Employer contribution as a percentage of total contributions made by all plan participants	5.00%	5.00%	5.00%
Multiemployer Plans, Pension | MNRPF
Employee Benefits Disclosure [Line Items]
Funded percentage				74.00%
Employer contribution as a percentage of total contributions made by all plan participants	5.00%	5.00%	5.00%
Stock Option And Award Plans
Employee Benefits Disclosure [Line Items]
Shares available for future grant	30.7
Restricted Stock Awards
Employee Benefits Disclosure [Line Items]
Award vesting period description	RSAs have been granted to certain officers and non-executive board members and substantially all of them vest at the end of three years.
TBS awards vesting period	3 years
Restricted Stock Units
Employee Benefits Disclosure [Line Items]
Award vesting period description	Carnival Corporation and Carnival plc grant RSUs, substantially all of which also vest at the end of three years and accrue forfeitable dividend equivalents on each outstanding RSU, in the form of additional RSUs, based on dividends declared.
TBS awards vesting period	3 years
Employee Stock Option
Employee Benefits Disclosure [Line Items]
Intrinsic value of options exercised	3	7	18
Employee Stock Option | Maximum
Employee Benefits Disclosure [Line Items]
Stock options expiration year	2016
Pension Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Weighted-average discount rates	4.00%	3.50%
Pension expense	62	45	46
Defined Contribution Pension
Employee Benefits Disclosure [Line Items]
Pension expense	$ 25	$ 22	$ 21
First half of the MBS award | MBS award
Employee Benefits Disclosure [Line Items]
TBS awards vesting period	3 years
Second half of the MBS award | MBS award
Employee Benefits Disclosure [Line Items]
TBS awards vesting period	4 years